Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BlackRock Series Fund, Inc.
Prospectus Date	rr_ProspectusDate	May 01, 2011
Supplement [Text Block]	cik0000319108_SupplementTextBlock

BLACKROCK SERIES FUND, INC.
BlackRock Total Return Portfolio
(the "Fund")

Supplement dated November 29, 2011 to the
Prospectus, dated May 1, 2011

Effective February 27, 2012, the following changes are made to the Prospectus of the Fund.

The second paragraph in the section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Total Return Portfolio—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

The Fund under normal circumstances will invest at least 80%, and typically invests 90% or more, of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. The Fund invests primarily in fixed-income securities rated investment grade by at least one nationally recognized statistical rating organization ("NRSRO"). The fixed-income securities in which the Fund invests consist of U.S. Government securities, corporate debt securities issued by U.S. and foreign companies, asset-backed securities, mortgage-backed securities, preferred stock issued by U.S. and foreign companies, corporate debt securities and preferred securities convertible into common stock, foreign sovereign debt instruments, and money market securities. The Fund may invest in fixed-income securities of any maturity or duration. Maturity is the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short term (two years or under), intermediate term (two to fifteen years) or long term (over fifteen years). Duration is a measure of how much the price of a bond would change compared to a change in market interest rates. The Fund may also invest in derivative securities for hedging purposes or to increase the return on its investments.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Total Return Portfolio—Principal Risks of Investing in the Fund" is amended to add the following:

•	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Shareholders should retain this Supplement for future reference.

BlackRock Total Return Portfolio
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	cik0000319108_SupplementTextBlock

BLACKROCK SERIES FUND, INC.
BlackRock Total Return Portfolio
(the "Fund")

Supplement dated November 29, 2011 to the
Prospectus, dated May 1, 2011

Effective February 27, 2012, the following changes are made to the Prospectus of the Fund.

The second paragraph in the section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Total Return Portfolio—Principal Investment Strategies of the Fund" is deleted in its entirety and replaced with the following:

The Fund under normal circumstances will invest at least 80%, and typically invests 90% or more, of its assets in fixed-income securities such as corporate bonds and notes, mortgage-backed securities, asset-backed securities, convertible securities, preferred securities and government obligations. The Fund invests primarily in fixed-income securities rated investment grade by at least one nationally recognized statistical rating organization ("NRSRO"). The fixed-income securities in which the Fund invests consist of U.S. Government securities, corporate debt securities issued by U.S. and foreign companies, asset-backed securities, mortgage-backed securities, preferred stock issued by U.S. and foreign companies, corporate debt securities and preferred securities convertible into common stock, foreign sovereign debt instruments, and money market securities. The Fund may invest in fixed-income securities of any maturity or duration. Maturity is the time at which the full principal amount of a debt security is scheduled to be repaid. The maturity of a debt instrument may be short term (two years or under), intermediate term (two to fifteen years) or long term (over fifteen years). Duration is a measure of how much the price of a bond would change compared to a change in market interest rates. The Fund may also invest in derivative securities for hedging purposes or to increase the return on its investments.

The section of the Prospectus entitled "Fund Overview—Key Facts about BlackRock Total Return Portfolio—Principal Risks of Investing in the Fund" is amended to add the following:

•	Emerging Markets Risk — Emerging markets are riskier than more developed markets because they tend to develop unevenly and may never fully develop. Investments in emerging markets may be considered speculative. Emerging markets are more likely to experience hyperinflation and currency devaluations, which adversely affect returns to U.S. investors. In addition, many emerging securities markets have far lower trading volumes and less liquidity than developed markets.

Shareholders should retain this Supplement for future reference.